Trade and other receivables, and prepayments (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables, and prepayments [Abstract]
Trade and other receivables, and prepayments
	Note	2025 US$’000	2024 US$’000
Current
Trade receivables
-related parties[1,2]		2,075	501
-non-related parties		320,619	322,674
Contract assets
-non-related parties		64,141	80,838
Less: Allowance made for trade receivables and contract assets
-non-related parties	20(b)	—	—
Prepayments		71,867	16,159
Other receivables
- non-related parties		63,252	83,664
		521,954	503,836
Non-current
Prepayments		1,320	—

1	Related parties refer to joint ventures of the Group.

2
Revisions were made to the prior year comparatives as the Group has presented trade receivables from related parties of US$501,000 within trade receivables from non-related parties for the year ended 31 December 2024. This revision had been determined by the Group to be immaterial.